Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,119,467.20
Total Fee Amount	8,854.90
Total Offset Amount	0.00
Net Fee	$ 8,854.90
Offering Table N/A
Offset Table N/A	N/A